UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2021—February 28, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2022
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	19
Treasury Money Market Fund	33

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,000.10	$0.30
Federal Money Market Fund	$1,000.00	$1,000.00	$0.35
Treasury Money Market Fund	$1,000.00	$1,000.10	$0.30
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,024.50	$0.30
Federal Money Market Fund	$1,000.00	$1,024.45	$0.35
Treasury Money Market Fund	$1,000.00	$1,024.50	$0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds annualized six-month expense ratios for that period are 0.06% for the Cash Reserves Federal Money Market Fund, 0.07% for the Federal Money Market Fund, and 0.06% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2022
1 - 7 Days	50.5%
8 - 30 Days	4.3
31 - 60 Days	17.1
61 - 90 Days	13.6
91 - 180 Days	13.4
Over 180 Days	1.1

Cash Reserves Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.5%)
[2]	Fannie Mae Discount Notes	0.051%–0.056%	3/2/22	33,562	33,562
[3]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	0.060%	3/1/22	64,000	63,983
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	0.080%	3/1/22	17,000	17,000
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	0.110%	3/1/22	71,000	70,987
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	0.050%	3/1/22	78,000	78,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	125,000	124,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	117,000	116,990
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	115,000	115,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	74,500	74,493
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	0.058%	3/1/22	66,000	65,987
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	0.058%	3/1/22	53,000	52,995
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	0.060%	3/1/22	88,000	87,994
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	0.063%	3/1/22	63,000	62,984
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	136,000	135,994
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	100,000	99,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	35,000	35,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	24,000	24,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	3/1/22	127,000	126,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	0.085%	3/1/22	247,000	247,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	80,000	79,990
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	38,000	38,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	31,000	31,004

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	0.095%	3/1/22	57,000	57,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	111,000	111,005
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	91,000	91,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	69,125	69,131
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	15,000	15,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	351,000	350,995
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	175,000	175,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	65,000	65,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	225,000	224,994
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	158,000	157,999
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	60,000	60,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	45,000	45,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	3/1/22	246,000	245,999
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	3/1/22	11,000	11,002
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	3/1/22	122,000	122,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	3/1/22	98,000	98,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.140%	3/1/22	117,000	117,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.310%	0.360%	3/1/22	37,000	37,073
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.040%	0.400%	3/1/22	61,000	60,998
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.050%	0.410%	3/1/22	8,000	8,001
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.065%	0.425%	3/1/22	148,000	147,999
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.065%	0.425%	3/1/22	91,000	90,998
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	0.430%	3/1/22	123,000	122,997
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	0.450%	3/1/22	41,000	40,999
	Federal Home Loan Banks	0.050%	3/1/22	1,000,000	1,000,000
	Federal Home Loan Banks	0.050%	3/2/22	86,000	86,000
	Federal Home Loan Banks	0.050%	3/7/22	86,000	86,000
	Federal Home Loan Banks	0.055%	3/11/22	79,000	79,000
	Federal Home Loan Banks	2.500%	3/11/22	36,570	36,595
	Federal Home Loan Banks	2.250%	3/11/22	27,935	27,952

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks	0.045%	3/17/22	124,000	123,999
	Federal Home Loan Banks	0.050%	3/18/22	1,250,000	1,249,997
	Federal Home Loan Banks	0.045%	3/21/22	160,000	159,999
	Federal Home Loan Banks	0.055%	3/22/22	79,000	79,000
	Federal Home Loan Banks	0.050%	3/23/22	500,000	499,999
	Federal Home Loan Banks	0.050%	3/23/22	250,000	250,000
	Federal Home Loan Banks	0.050%	3/25/22	212,500	212,499
	Federal Home Loan Banks	0.050%	3/29/22	50,000	50,000
	Federal Home Loan Banks	0.050%	4/1/22	1,300,000	1,299,994
	Federal Home Loan Banks	0.061%	4/4/22	500,000	499,995
	Federal Home Loan Banks	0.040%	4/4/22	153,000	152,997
	Federal Home Loan Banks	0.050%	4/6/22	176,000	175,999
	Federal Home Loan Banks	0.050%	4/7/22	81,000	81,000
	Federal Home Loan Banks	0.050%	4/8/22	160,000	159,999
	Federal Home Loan Banks	0.050%	4/13/22	500,000	499,996
	Federal Home Loan Banks	0.065%	4/14/22	230,000	230,000
	Federal Home Loan Banks	0.050%	4/21/22	166,000	165,998
	Federal Home Loan Banks	0.050%	4/21/22	161,000	160,999
	Federal Home Loan Banks	0.095%	4/22/22	700,000	699,995
	Federal Home Loan Banks	0.080%	4/22/22	500,000	499,986
	Federal Home Loan Banks	0.060%	4/28/22	500,000	499,996
	Federal Home Loan Banks	0.095%	4/29/22	500,000	499,995
	Federal Home Loan Banks	0.080%	4/29/22	500,000	499,984
	Federal Home Loan Banks	0.050%	5/6/22	500,000	499,995
	Federal Home Loan Banks	0.120%	5/20/22	865,240	865,196
	Federal Home Loan Banks	0.120%	6/1/22	300,000	299,984
	Federal Home Loan Banks	0.120%	6/6/22	300,000	299,979
	Federal Home Loan Banks Discount Notes	0.051%	3/2/22	107,572	107,572
	Federal Home Loan Banks Discount Notes	0.051%	3/7/22	76,000	75,999
	Federal Home Loan Banks Discount Notes	0.051%–0.056%	3/8/22	19,838	19,838
	Federal Home Loan Banks Discount Notes	0.051%–0.056%	3/10/22	154,975	154,973
	Federal Home Loan Banks Discount Notes	0.052%–0.056%	3/11/22	52,864	52,863
	Federal Home Loan Banks Discount Notes	0.056%	3/16/22	5,486	5,486
	Federal Home Loan Banks Discount Notes	0.061%	3/18/22	294,730	294,722
	Federal Home Loan Banks Discount Notes	0.063%	3/25/22	100,000	99,996
	Federal Home Loan Banks Discount Notes	0.091%	4/4/22	250,000	249,979
	Federal Home Loan Banks Discount Notes	0.056%–0.142%	4/6/22	453,552	453,499
	Federal Home Loan Banks Discount Notes	0.056%–0.239%	4/8/22	155,000	154,967
	Federal Home Loan Banks Discount Notes	0.150%	4/14/22	500,000	499,908
	Federal Home Loan Banks Discount Notes	0.183%	4/19/22	231,000	230,937
	Federal Home Loan Banks Discount Notes	0.236%	4/26/22	310,000	309,884
	Federal Home Loan Banks Discount Notes	0.076%	5/6/22	940,000	939,862
	Federal Home Loan Banks Discount Notes	0.133%	5/13/22	500,000	499,858
	Federal Home Loan Banks Discount Notes	0.177%	5/17/22	50,000	49,981
	Federal Home Loan Banks Discount Notes	0.184%	5/20/22	600,000	599,733
	Federal Home Loan Banks Discount Notes	0.211%	5/27/22	800,000	799,594
	Federal Home Loan Banks Discount Notes	0.129%	6/15/22	120,000	119,955
	Federal Home Loan Banks Discount Notes	0.158%	6/22/22	850,000	849,581
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	3/1/22	198,000	198,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	5/24/22	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	464,000	464,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	330,000	330,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	155,000	155,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	155,000	155,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	155,000	155,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	132,000	132,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	79,000	79,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	7/25/22	84,000	84,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	7/28/22	155,000	155,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	8/1/22	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	8/4/22	93,000	93,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	8/30/22	500,000	500,000

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.550%	8/30/22	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	3/1/22	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	3/1/22	210,000	210,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	3/1/22	112,000	112,001
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	7/21/22	223,000	223,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	7/26/22	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	160,000	160,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	88,000	88,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	44,000	44,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.085%	3/1/22	68,000	67,992
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.130%	3/1/22	569,000	569,000
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	3/1/22	10,000	10,000
[3]	Federal Home Loan Banks, SOFR + 0.090%	0.140%	3/1/22	8,000	8,003
[3]	Federal Home Loan Banks, SOFR + 0.140%	0.190%	3/1/22	143,000	143,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	3/1/22	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	3/1/22	178,000	178,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.150%	3/1/22	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.200%	3/1/22	71,500	71,500
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.230%	3/1/22	429,000	429,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	3/1/22	870,000	870,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	3/1/22	19,251	19,260
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.250%	3/1/22	53,000	53,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.110%	0.160%	3/1/22	23,000	23,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.120%	0.170%	3/1/22	73,000	73,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.170%	0.220%	3/1/22	105,250	105,254
[2,3]	Federal National Mortgage Assn., SOFR + 0.180%	0.230%	3/1/22	382,000	382,019
[2,3]	Federal National Mortgage Assn., SOFR + 0.190%	0.240%	3/1/22	204,000	204,009
[2,3]	Federal National Mortgage Assn., SOFR + 0.220%	0.270%	3/1/22	194,000	194,078
[2,3]	Federal National Mortgage Assn., SOFR + 0.220%	0.270%	3/1/22	114,000	114,010
[2,3]	Federal National Mortgage Assn., SOFR + 0.270%	0.320%	3/1/22	71,000	71,033
[2,3]	Federal National Mortgage Assn., SOFR + 0.320%	0.370%	3/1/22	106,000	106,052
[2,3]	Federal National Mortgage Assn., SOFR + 0.350%	0.400%	3/1/22	8,000	8,003
[2,3]	Federal National Mortgage Assn., SOFR + 0.390%	0.440%	3/1/22	137,000	137,065
[2]	Freddie Mac Discount Notes	0.161%–0.176%	5/10/22	700,000	699,773
	United States Cash Management Bill	0.193%	5/17/22	750,000	749,679
	United States Cash Management Bill	0.266%	5/24/22	1,000,000	999,358
	United States Treasury Bill	0.013%–0.058%	3/1/22	25,540	25,540
	United States Treasury Bill	0.079%	3/22/22	315,000	314,984
	United States Treasury Bill	0.130%	3/29/22	96,000	95,994
	United States Treasury Bill	0.072%	4/5/22	469,000	468,966
	United States Treasury Bill	0.055%	4/7/22	257,400	257,384
	United States Treasury Bill	0.087%	4/12/22	899,430	899,336
	United States Treasury Bill	0.055%	4/14/22	931,300	931,237

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	0.233%	4/19/22	630,000	629,923
	United States Treasury Bill	0.06%–0.169%	4/21/22	2,023,900	2,023,572
	United States Treasury Bill	0.186%	4/26/22	755,350	755,221
	United States Treasury Bill	0.187%	4/28/22	1,800,000	1,799,449
	United States Treasury Bill	0.065%	5/5/22	1,034,075	1,033,954
	United States Treasury Bill	0.064%	5/12/22	272,300	272,265
	United States Treasury Bill	0.065%	5/19/22	2,000,000	1,999,715
	United States Treasury Bill	0.069%	5/26/22	2,000,000	1,999,666
	United States Treasury Bill	0.09%–0.354%	6/2/22	2,000,000	1,999,027
	United States Treasury Bill	0.126%–0.143%	6/9/22	1,913,000	1,912,278
	United States Treasury Bill	0.130%	6/16/22	1,000,000	999,614
	United States Treasury Bill	0.160%	6/23/22	500,000	499,747
	United States Treasury Bill	0.210%	6/30/22	1,000,000	999,294
	United States Treasury Bill	0.220%	7/7/22	1,500,000	1,498,827
	United States Treasury Bill	0.367%	7/21/22	500,000	499,280
	United States Treasury Bill	0.380%	7/28/22	450,000	449,292
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	0.394%	3/1/22	537,000	537,009
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	0.409%	3/1/22	1,306,000	1,306,098
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	1,430,000	1,430,046
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	234,000	234,054
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.114%	0.474%	3/1/22	37,000	37,007
	United States Treasury Note/Bond	0.125%	4/30/22	27,000	27,001
	United States Treasury Note/Bond	1.875%	4/30/22	21,000	21,062
	United States Treasury Note/Bond	0.125%	6/30/22	81,000	80,990
	United States Treasury Note/Bond	1.750%	7/15/22	64,000	64,381
	United States Treasury Note/Bond	0.125%	7/31/22	236,000	235,955
	United States Treasury Note/Bond	1.875%	7/31/22	99,000	99,705
	United States Treasury Note/Bond	2.000%	7/31/22	78,000	78,596
	United States Treasury Note/Bond	1.625%	8/15/22	129,000	129,851
	United States Treasury Note/Bond	1.500%	8/15/22	40,000	40,241
Total U.S. Government and Agency Obligations (Cost $62,149,111)					62,149,111
Repurchase Agreements (33.3%)
	BNP Paribas (Dated 2/28/22, Repurchase Value $173,000,000, collateralized by U.S. Treasury Bill 0.000%, 6/21/22, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.000%, 1/15/26–2/15/46, and U.S. Treasury Note/Bond 1.250%–7.125%, 10/15/22–11/15/51, with a value of $176,460,000)	0.050%	3/1/22	173,000	173,000
	Canadian Imperial Bank of Commerce (Dated 2/11/22, Repurchase Value $153,007,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 7/15/22–2/15/50, and U.S. Treasury Note/Bond 0.875%–3.125%, 8/15/28–5/15/48, with a value of $156,060,000)	0.055%	3/11/22	153,000	153,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Canadian Imperial Bank of Commerce (Dated 2/14/22, Repurchase Value $64,003,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 1/15/25–2/15/45, and U.S. Treasury Note/Bond 1.125%–3.125%, 2/15/23–11/15/50, with a value of $65,280,000)	0.055%	3/14/22	64,000	64,000
Credit Agricole Securities (USA) Inc. (Dated 2/28/22, Repurchase Value $150,000,000, collateralized by U.S. Treasury Note/Bond 2.000%–2.250%, 11/15/41–8/15/49, with a value of $153,000,000)	0.050%	3/1/22	150,000	150,000
Federal Reserve Bank of New York (Dated 2/28/22, Repurchase Value $27,620,038,000, collateralized by U.S. Treasury Note/Bond 0.250%–2.875%, 5/15/24–11/15/49, with a value of $27,620,038,000)	0.050%	3/1/22	27,620,000	27,620,000
Fixed Income Clearing Corp. (Dated 2/28/22, Repurchase Value $62,000,000, collateralized by U.S. Treasury Note/Bond 2.750%, 11/15/47, with a value of $63,240,000)	0.055%	3/1/22	62,000	62,000
Goldman Sachs & Co. (Dated 2/28/22, Repurchase Value $231,000,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/31/25, with a value of $235,620,000)	0.050%	3/1/22	231,000	231,000
JP Morgan Securities LLC (Dated 2/28/22, Repurchase Value $115,000,000, collateralized by U.S. Treasury Bill 0.000%, 3/3/22–1/26/23, with a value of $117,300,000)	0.050%	3/1/22	115,000	115,000
Societe Generale (Dated 2/28/22, Repurchase Value $115,000,000, collateralized by U.S. Treasury Bill 0.000%, 5/19/22, U.S. Treasury Inflation Indexed Note/Bond 3.625%, 4/15/28, and U.S. Treasury Note/Bond 0.500%–7.625%, 8/15/22–11/15/50, with a value of $117,300,000)	0.050%	3/1/22	115,000	115,000
Standard Chartered Bank (Dated 2/28/22, Repurchase Value $248,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 1/15/27–2/15/51, and U.S. Treasury Note/Bond 0.125%–4.375%, 8/15/23–5/15/51, with a value of $252,960,000)	0.055%	3/1/22	248,000	248,000
Sumitomo Mitsui Banking Corp. (Dated 2/28/22, Repurchase Value $1,165,002,000, collateralized by U.S. Treasury Bill 0.000%, 6/2/22–8/11/22, and U.S. Treasury Note/Bond 0.500%–3.625%, 7/31/22–5/15/50, with a value of $1,188,300,000)	0.055%	3/1/22	1,165,000	1,165,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 2/28/22, Repurchase Value $58,000,000, collateralized by U.S. Treasury Note/Bond 2.750%, 11/15/23, with a value of $59,160,000)	0.050%	3/1/22	58,000	58,000
Total Repurchase Agreements (Cost $30,154,000)				30,154,000
Total Investments (101.8%) (Cost $92,303,111)				92,303,111
Other Assets and Liabilities—Net (-1.8%)				(1,623,204)
Net Assets (100%)				90,679,907
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $62,149,111)	62,149,111
Repurchase Agreements (Cost $30,154,000)	30,154,000
Total Investments in Securities	92,303,111
Investment in Vanguard	3,055
Cash	30,157
Receivables for Investment Securities Sold	119,997
Receivables for Accrued Income	6,587
Receivables for Capital Shares Issued	142,237
Total Assets	92,605,144
Liabilities
Payables for Investment Securities Purchased	1,749,318
Payables for Capital Shares Redeemed	172,837
Payables for Distributions	49
Payables to Vanguard	3,033
Total Liabilities	1,925,237
Net Assets	90,679,907
At February 28, 2022, net assets consisted of:

Paid-in Capital	90,679,780
Total Distributable Earnings (Loss)	127
Net Assets	90,679,907

Admiral Shares—Net Assets
Applicable to 90,666,496,939 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	90,679,907
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest	33,838
Total Income	33,838
Expenses
The Vanguard Group—Note B
Investment Advisory Services	876
Management and Administrative—Admiral Shares	41,517
Marketing and Distribution—Admiral Shares	2,790
Custodian Fees	160
Shareholders’ Reports—Admiral Shares	385
Trustees’ Fees and Expenses	23
Other Expenses	7
Total Expenses	45,758
Expense Reduction—Note B	(16,563)
Net Expenses	29,195
Net Investment Income	4,643
Realized Net Gain (Loss) on Investment Securities Sold	116
Net Increase (Decrease) in Net Assets Resulting from Operations	4,759

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,643	14,551
Realized Net Gain (Loss)	116	106
Net Increase (Decrease) in Net Assets Resulting from Operations	4,759	14,657
Distributions
Investor Shares	—	(5,977)
Admiral Shares	(13,121)	(8,575)
Total Distributions	(13,121)	(14,552)
Capital Share Transactions (at $1.00 per share)
Investor Shares	—	(97,672,378)
Admiral Shares	(4,195,162)	69,160,933
Net Increase (Decrease) from Capital Share Transactions	(4,195,162)	(28,511,445)
Total Increase (Decrease)	(4,203,524)	(28,511,340)
Net Assets
Beginning of Period	94,883,431	123,394,771
End of Period	90,679,907	94,883,431

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0001	.0002	.012	.024	.016	.009
Net Realized and Unrealized Gain (Loss) on Investments	.0001	—	—	—	—	—
Total from Investment Operations	.0002	.0002	.012	.024	.016	.009
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.012)	(.024)	(.016)	(.009)
Distributions from Realized Capital Gains	(.0001)	—	—	—	—	—
Total Distributions	(.0002)	(.0002)	(.012)	(.024)	(.016)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	1.21%	2.42%	1.66%	0.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,680	$94,883	$25,704	$18,923	$16,118	$11,997
Ratio of Total Expenses to Average Net Assets[3]	0.06%	0.07%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.02%	1.20%	2.39%	1.65%	0.88%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for the six months ended February 28, 2022 and 0.10% for the year ended August 31, 2021. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Prior to July 16, 2021, the fund offered Investor Shares. Effective at the close of business on July 16, 2021, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or

Cash Reserves Federal Money Market Fund
emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $3,055,000, representing less than 0.01% of the fund’s net assets and 1.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended February 28, 2022, Vanguard's expenses were reduced by $16,563,000 (an annual effective rate of 0.04% of the fund's average net assets); the fund is not obligated to repay this amount to Vanguard.

Cash Reserves Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	92,303,111
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	14,263,647	14,263,646
Issued in Lieu of Cash Distributions	—	—	5,196	5,196
Redeemed[1]	—	—	(111,941,221)	(111,941,221)
Net Increase (Decrease)—Investor Shares	—	—	(97,672,378)	(97,672,379)
Admiral Shares
Issued[1]	15,355,798	15,355,798	102,633,298	102,633,299
Issued in Lieu of Cash Distributions	12,299	12,299	7,874	7,873
Redeemed	(19,563,259)	(19,563,259)	(33,480,239)	(33,480,239)
Net Increase (Decrease)—Admiral Shares	(4,195,162)	(4,195,162)	69,160,933	69,160,933
1	In August 2020, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, the outstanding Investor Shares have been converted to Admiral Shares. Investor Shares—Redeemed and Admiral Shares—Issued include $71,911,258,000 and 71,911,258,000 shares from the conversion during the year ended August 31, 2021.

Cash Reserves Federal Money Market Fund
F.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2022
1 - 7 Days	59.5%
8 - 30 Days	2.6
31 - 60 Days	15.0
61 - 90 Days	9.1
91 - 180 Days	13.4
Over 180 Days	0.4

Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (56.7%)
[2]	Fannie Mae Discount Notes	0.051%–0.056%	3/2/22	83,000	83,000
[3]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	0.060%	3/1/22	135,000	134,964
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	0.080%	3/1/22	33,000	33,000
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	0.110%	3/1/22	154,000	153,973
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	0.050%	3/1/22	172,000	171,999
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	250,000	249,997
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	248,000	247,978
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	235,000	235,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	158,000	157,986
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	0.058%	3/1/22	140,800	140,772
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	0.058%	3/1/22	112,000	111,990
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	0.060%	3/1/22	187,000	186,987
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	0.063%	3/1/22	140,600	140,565
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	289,000	288,987
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	212,000	211,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	64,000	64,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	52,050	52,049
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	3/1/22	239,000	238,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	0.085%	3/1/22	550,000	550,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	170,000	169,978
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	84,000	84,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	69,000	69,008

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	0.095%	3/1/22	127,000	127,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	224,000	224,011
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	199,000	199,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	129,000	129,012
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	35,000	35,001
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	350,000	350,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	146,000	146,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	268,000	267,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	109,000	109,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	45,000	45,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	3/1/22	404,000	403,999
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	3/1/22	24,000	24,005
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	3/1/22	166,000	166,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	3/1/22	127,000	127,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	0.135%	3/1/22	85,000	85,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.140%	3/1/22	193,000	193,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.310%	0.360%	3/1/22	78,000	78,154
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.035%	0.395%	3/1/22	40,000	39,999
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.040%	0.400%	3/1/22	114,000	113,997
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.050%	0.410%	3/1/22	17,000	17,003
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.065%	0.425%	3/1/22	159,000	158,996
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	0.430%	3/1/22	194,000	193,996
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	0.450%	3/1/22	58,000	57,999
	Federal Home Loan Banks	0.050%	3/2/22	214,000	214,000
	Federal Home Loan Banks	0.050%	3/7/22	214,000	214,000
	Federal Home Loan Banks	0.055%	3/11/22	171,000	171,000
	Federal Home Loan Banks	2.250%	3/11/22	59,000	59,036
	Federal Home Loan Banks	2.500%	3/11/22	20,000	20,014
	Federal Home Loan Banks	0.045%	3/17/22	265,000	264,999
	Federal Home Loan Banks	0.045%	3/21/22	340,000	339,998
	Federal Home Loan Banks	0.055%	3/22/22	171,000	171,000

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks	0.050%	3/24/22	250,000	249,998
	Federal Home Loan Banks	0.050%	3/25/22	250,000	249,998
	Federal Home Loan Banks	0.050%	3/29/22	100,000	100,000
	Federal Home Loan Banks	0.040%	4/4/22	326,000	325,995
	Federal Home Loan Banks	0.050%	4/6/22	374,000	373,998
	Federal Home Loan Banks	0.050%	4/7/22	169,000	168,999
	Federal Home Loan Banks	0.050%	4/8/22	340,000	339,998
	Federal Home Loan Banks	0.050%	4/21/22	339,000	338,997
	Federal Home Loan Banks	0.050%	4/21/22	334,000	333,996
	Federal Home Loan Banks	0.060%	10/25/22	900,000	900,000
	Federal Home Loan Banks Discount Notes	0.061%	3/4/22	348	348
	Federal Home Loan Banks Discount Notes	0.056%–0.061%	3/7/22	1,631	1,631
	Federal Home Loan Banks Discount Notes	0.056%	3/9/22	968	968
	Federal Home Loan Banks Discount Notes	0.052%–0.056%	3/11/22	119,691	119,689
	Federal Home Loan Banks Discount Notes	0.061%	3/16/22	1,098	1,098
	Federal Home Loan Banks Discount Notes	0.056%	4/6/22	275,423	275,408
	Federal Home Loan Banks Discount Notes	0.056%–0.239%	4/8/22	345,000	344,926
	Federal Home Loan Banks Discount Notes	0.183%	4/19/22	519,000	518,859
	Federal Home Loan Banks Discount Notes	0.180%	4/20/22	100,000	99,975
	Federal Home Loan Banks Discount Notes	0.236%–0.240%	4/26/22	690,000	689,742
	Federal Home Loan Banks Discount Notes	0.129%	6/15/22	256,000	255,903
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	3/1/22	402,000	402,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	1,036,000	1,036,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	670,000	670,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	345,000	345,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	345,000	345,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	345,000	345,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	268,000	268,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	161,000	161,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	7/25/22	186,000	186,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	7/28/22	345,000	345,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	8/4/22	207,000	207,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	3/1/22	540,000	540,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	3/1/22	237,000	237,002
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	7/21/22	669,000	669,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	7/26/22	453,000	453,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	340,000	340,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	162,000	162,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	81,000	81,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.085%	3/1/22	148,000	147,982
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.130%	3/1/22	970,000	970,000
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	3/1/22	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.090%	0.140%	3/1/22	17,000	17,005
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	3/1/22	287,000	287,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	3/1/22	200,000	200,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.150%	3/1/22	150,000	150,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.190%	3/1/22	100,000	100,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.160%	0.210%	3/1/22	290,000	290,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.230%	3/1/22	568,000	568,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	3/1/22	500,000	500,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	3/1/22	43,144	43,164
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.260%	0.310%	3/1/22	1,500,000	1,500,000

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Federal National Mortgage Assn., SOFR + 0.120%	0.170%	3/1/22	157,000	157,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.170%	0.220%	3/1/22	197,000	197,007
[2,3]	Federal National Mortgage Assn., SOFR + 0.180%	0.230%	3/1/22	68,000	68,040
[2,3]	Federal National Mortgage Assn., SOFR + 0.190%	0.240%	3/1/22	326,723	326,862
[2,3]	Federal National Mortgage Assn., SOFR + 0.220%	0.270%	3/1/22	376,000	376,152
[2,3]	Federal National Mortgage Assn., SOFR + 0.220%	0.270%	3/1/22	195,000	195,017
[2,3]	Federal National Mortgage Assn., SOFR + 0.270%	0.320%	3/1/22	136,300	136,363
[2,3]	Federal National Mortgage Assn., SOFR + 0.300%	0.350%	3/1/22	425,000	425,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.320%	0.370%	3/1/22	196,700	196,796
[2,3]	Federal National Mortgage Assn., SOFR + 0.350%	0.400%	3/1/22	17,000	17,006
[2,3]	Federal National Mortgage Assn., SOFR + 0.390%	0.440%	3/1/22	261,000	261,124
[2]	Freddie Mac Discount Notes	0.056%	3/17/22	841	841
	United States Cash Management Bill	0.121%	5/3/22	1,500,000	1,499,672
	United States Cash Management Bill	0.145%	5/10/22	3,000,000	2,999,125
	United States Cash Management Bill	0.193%	5/17/22	3,000,000	2,998,717
	United States Cash Management Bill	0.266%	5/24/22	4,000,000	3,997,433
	United States Cash Management Bill	0.551%	6/28/22	661,500	660,254
	United States Treasury Bill	0.051%–0.058%	3/1/22	3,048,638	3,048,638
	United States Treasury Bill	0.049%	3/3/22	1,203,362	1,203,358
	United States Treasury Bill	0.051%–0.053%	3/8/22	1,078,400	1,078,388
	United States Treasury Bill	0.069%	3/10/22	1,211,000	1,210,979
	United States Treasury Bill	0.079%	3/22/22	630,000	629,969
	United States Treasury Bill	0.130%	3/29/22	318,000	317,982
	United States Treasury Bill	0.083%	3/31/22	1,200,000	1,199,915
	United States Treasury Bill	0.072%	4/5/22	1,882,000	1,881,863
	United States Treasury Bill	0.055%	4/7/22	193,800	193,788
	United States Treasury Bill	0.087%	4/12/22	2,999,050	2,998,735
	United States Treasury Bill	0.055%–0.118%	4/14/22	5,181,200	5,180,613
	United States Treasury Bill	0.233%	4/19/22	3,000,000	2,999,632
	United States Treasury Bill	0.060%–0.169%	4/21/22	5,000,000	4,999,107
	United States Treasury Bill	0.186%	4/26/22	1,347,600	1,347,369
	United States Treasury Bill	0.060%–0.187%	4/28/22	6,625,000	6,623,522
	United States Treasury Bill	0.065%	5/5/22	1,500,000	1,499,824
	United States Treasury Bill	0.064%	5/12/22	2,000,000	1,999,740
	United States Treasury Bill	0.065%	5/19/22	939,200	939,066
	United States Treasury Bill	0.069%	5/26/22	3,000,000	2,999,498
	United States Treasury Bill	0.087%–0.354%	6/2/22	3,500,516	3,499,025
	United States Treasury Bill	0.105%–0.143%	6/9/22	5,976,000	5,973,978
	United States Treasury Bill	0.130%	6/16/22	3,000,000	2,998,841
	United States Treasury Bill	0.160%	6/23/22	2,000,000	1,998,987
	United States Treasury Bill	0.210%	6/30/22	3,500,000	3,497,530
	United States Treasury Bill	0.220%	7/7/22	3,000,000	2,997,653
	United States Treasury Bill	0.275%	7/14/22	1,000,000	998,969
	United States Treasury Bill	0.367%	7/21/22	1,000,000	998,560
	United States Treasury Bill	0.380%	7/28/22	750,000	748,820
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	0.394%	3/1/22	2,441,000	2,441,044
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	0.409%	3/1/22	2,369,000	2,369,202

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	2,400,878	2,400,984
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	1,835,306	1,835,414
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.114%	0.474%	3/1/22	282,000	282,047
	United States Treasury Note/Bond	0.125%	4/30/22	58,000	58,002
	United States Treasury Note/Bond	1.875%	4/30/22	46,000	46,135
	United States Treasury Note/Bond	0.125%	6/30/22	173,000	172,979
	United States Treasury Note/Bond	1.750%	7/15/22	136,000	136,809
	United States Treasury Note/Bond	0.125%	7/31/22	493,181	493,087
	United States Treasury Note/Bond	1.875%	7/31/22	208,499	209,984
	United States Treasury Note/Bond	2.000%	7/31/22	161,895	163,132
	United States Treasury Note/Bond	1.625%	8/15/22	269,000	270,774
	United States Treasury Note/Bond	1.500%	8/15/22	87,500	88,027
Total U.S. Government and Agency Obligations (Cost $117,652,499)					117,652,499
Repurchase Agreements (43.8%)
	BNP Paribas (Dated 2/28/22, Repurchase Value $528,001,000, collateralized by U.S. Treasury Bill 0.000%, 8/11/22, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/24–4/15/29, and U.S. Treasury Note/Bond 0.250%–3.000%, 5/15/24–2/15/52, with a value of $538,560,000)	0.050%	3/1/22	528,000	528,000
	Canadian Imperial Bank of Commerce (Dated 2/11/22, Repurchase Value $345,015,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 10/15/24–2/15/50, and U.S. Treasury Note/Bond 0.375%–3.375%, 2/29/24–2/15/51, with a value of $351,900,000)	0.055%	3/11/22	345,000	345,000
	Canadian Imperial Bank of Commerce (Dated 2/14/22, Repurchase Value $185,008,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–0.875%, 1/15/26–2/15/50, and U.S. Treasury Note/Bond 0.875%–4.625%, 8/31/23–11/15/50, with a value of $188,700,000)	0.055%	3/14/22	185,000	185,000
	Credit Agricole Securities (USA) Inc. (Dated 2/28/22, Repurchase Value $455,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 1/15/23–7/15/29, with a value of $464,100,000)	0.050%	3/1/22	455,000	455,000
	Federal Reserve Bank of New York (Dated 2/28/22, Repurchase Value $83,279,116,000, collateralized by U.S. Treasury Note/Bond 0.250%–2.375%, 12/15/22–11/15/49, with a value of $83,279,116,000)	0.050%	3/1/22	83,279,000	83,279,000
	Fixed Income Clearing Corp. (Dated 2/28/22, Repurchase Value $187,000,000, collateralized by U.S. Treasury Note/Bond 0.750%, 3/31/26, with a value of $190,740,000)	0.055%	3/1/22	187,000	187,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs & Co. (Dated 2/28/22, Repurchase Value $700,001,000, collateralized by U.S. Treasury Bill 0.000%, 6/7/22–8/11/22, and U.S. Treasury Note/Bond 0.375%–2.750%, 10/31/22–8/15/50, with a value of $714,000,000)	0.050%	3/1/22	700,000	700,000
JP Morgan Securities LLC (Dated 2/28/22, Repurchase Value $350,000,000, collateralized by U.S. Treasury Bill 0.000%, 6/7/22, and U.S. Treasury Note/Bond 1.500%, 1/15/23, with a value of $357,000,000)	0.050%	3/1/22	350,000	350,000
Societe Generale (Dated 2/28/22, Repurchase Value $350,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–3.875%, 1/15/25–2/15/50, and U.S. Treasury Note/Bond 1.875%–4.500%, 5/31/24–2/15/41, with a value of $357,000,000)	0.050%	3/1/22	350,000	350,000
Standard Chartered Bank (Dated 2/28/22, Repurchase Value $749,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 1/15/25–2/15/50, and U.S. Treasury Note/Bond 0.125%–4.750%, 5/15/22–5/15/51, with a value of $763,981,000)	0.055%	3/1/22	749,000	749,000
Sumitomo Mitsui Banking Corp. (Dated 2/28/22, Repurchase Value $3,524,005,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.375%, 6/30/22–5/15/50, with a value of $3,594,480,000)	0.055%	3/1/22	3,524,000	3,524,000
TD Securities (USA) LLC (Dated 2/28/22, Repurchase Value $175,000,000, collateralized by U.S. Treasury Note/Bond 0.250%–1.500%, 4/15/23–11/30/24, with a value of $178,500,000)	0.050%	3/1/22	175,000	175,000
Total Repurchase Agreements (Cost $90,827,000)				90,827,000
Total Investments (100.5%) (Cost $208,479,499)				208,479,499
Other Assets and Liabilities—Net (-0.5%)				(1,035,060)
Net Assets (100%)				207,444,439
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $117,652,499)	117,652,499
Repurchase Agreements (Cost $90,827,000)	90,827,000
Total Investments in Securities	208,479,499
Investment in Vanguard	6,873
Receivables for Investment Securities Sold	499,483
Receivables for Accrued Income	9,216
Receivables for Capital Shares Issued	291,525
Other Assets	10,500
Total Assets	209,297,096
Liabilities
Due to Custodian	50
Payables for Investment Securities Purchased	1,659,344
Payables for Capital Shares Redeemed	187,059
Payables for Distributions	81
Payables to Vanguard	6,123
Total Liabilities	1,852,657
Net Assets	207,444,439
At February 28, 2022, net assets consisted of:

Paid-in Capital	207,445,429
Total Distributable Earnings (Loss)	(990)
Net Assets	207,444,439

Net Assets
Applicable to 207,444,919,356 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	207,444,439
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest	75,527
Total Income	75,527
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,900
Management and Administrative	91,352
Marketing and Distribution	13,261
Custodian Fees	268
Shareholders’ Reports	1,914
Trustees’ Fees and Expenses	51
Other Expenses	7
Total Expenses	108,753
Expense Reduction—Note B	(43,276)
Net Expenses	65,477
Net Investment Income	10,050
Realized Net Gain (Loss) on Investment Securities Sold	390
Net Increase (Decrease) in Net Assets Resulting from Operations	10,440

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,050	39,205
Realized Net Gain (Loss)	390	188
Net Increase (Decrease) in Net Assets Resulting from Operations	10,440	39,393
Distributions
Total Distributions	(9,887)	(39,216)
Capital Share Transactions (at $1.00 per share)
Issued	55,331,743	102,455,515
Issued in Lieu of Cash Distributions	9,351	36,748
Redeemed	(42,282,667)	(105,631,589)
Net Increase (Decrease) from Capital Share Transactions	13,058,427	(3,139,326)
Total Increase (Decrease)	13,058,980	(3,139,149)
Net Assets
Beginning of Period	194,385,459	197,524,608
End of Period	207,444,439	194,385,459

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0001	.0002	.010	.022	.014	.006
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0002	.010	.022	.014	.006
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.010)	(.022)	(.014)	(.006)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0002)	(.010)	(.022)	(.014)	(.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.02%	1.03%	2.26%	1.42%	0.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$207,444	$194,385	$197,525	$132,966	$100,287	$79,452
Ratio of Total Expenses to Average Net Assets[3]	0.07%	0.09%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.02%	0.93%	2.24%	1.43%	0.60%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for the six months ended February 28, 2022 and 0.11% for the year ended August 31, 2021. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and

Federal Money Market Fund
an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $6,873,000, representing less than 0.01% of the fund’s net assets and 2.75% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended ended February 28, 2022, Vanguard's expenses were reduced by $43,276,000 (an effective annual rate of 0.04% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	208,479,512
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(13)
Net Unrealized Appreciation (Depreciation)	(13)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $1,543,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2022
1 - 7 Days	26.0%
8 - 30 Days	29.8
31 - 60 Days	26.9
61 - 90 Days	8.3
91 - 180 Days	9.0

Treasury Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (107.7%)
	United States Cash Management Bill	0.121%	5/3/22	1,000,000	999,781
	United States Cash Management Bill	0.145%	5/10/22	300,000	299,912
	United States Cash Management Bill	0.193%	5/17/22	350,000	349,850
	United States Cash Management Bill	0.266%	5/24/22	1,040,000	1,039,333
	United States Treasury Bill	0.000%–0.035%	3/1/22	1,152,328	1,152,328
	United States Treasury Bill	0.049%	3/3/22	1,725,959	1,725,954
	United States Treasury Bill	0.001%–0.053%	3/8/22	762,218	762,214
	United States Treasury Bill	0.054%	3/10/22	1,843,000	1,842,975
	United States Treasury Bill	0.047%–0.053%	3/15/22	2,350,000	2,349,950
	United States Treasury Bill	0.054%	3/17/22	638,000	637,984
	United States Treasury Bill	0.069%–0.079%	3/22/22	3,050,000	3,049,855
	United States Treasury Bill	0.130%	3/29/22	2,198,000	2,197,761
	United States Treasury Bill	0.072%–0.130%	4/5/22	907,000	906,899
	United States Treasury Bill	0.088%	4/7/22	750,000	749,936
	United States Treasury Bill	0.087%–0.233%	4/12/22	4,100,000	4,099,364
	United States Treasury Bill	0.233%	4/19/22	977,000	976,668
	United States Treasury Bill	0.169%	4/21/22	784,000	783,811
	United States Treasury Bill	0.186%	4/26/22	1,152,000	1,151,642
	United States Treasury Bill	0.187%–0.190%	4/28/22	1,250,232	1,249,849
	United States Treasury Bill	0.064%	5/12/22	350,000	349,956
	United States Treasury Bill	0.354%	6/2/22	1,200,000	1,198,908
	United States Treasury Bill	0.126%–0.142%	6/9/22	250,000	249,908
	United States Treasury Bill	0.130%	6/16/22	200,000	199,923
	United States Treasury Bill	0.210%	6/30/22	500,000	499,647
	United States Treasury Bill	0.220%	7/7/22	500,000	499,609
	United States Treasury Bill	0.367%	7/21/22	200,000	199,712
	United States Treasury Bill	0.380%	7/28/22	175,000	174,725
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	0.394%	3/1/22	550,000	550,007
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	0.409%	3/1/22	700,000	700,047
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	2,110,202	2,110,711
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	1,924,138	1,924,376
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.114%	0.474%	3/1/22	1,427,000	1,427,213
	United States Treasury Note/Bond	2.375%	3/15/22	100,000	100,090
	United States Treasury Note/Bond	0.125%	4/30/22	10,000	10,000

Treasury Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.875%	4/30/22	8,000	8,023
United States Treasury Note/Bond	0.125%	6/30/22	150,000	149,982
United States Treasury Note/Bond	1.750%	7/15/22	24,000	24,143
United States Treasury Note/Bond	0.125%	7/31/22	59,000	58,989
United States Treasury Note/Bond	2.000%	7/31/22	28,000	28,214
United States Treasury Note/Bond	1.875%	7/31/22	26,000	26,185
United States Treasury Note/Bond	1.500%	8/15/22	11,000	11,066
Total U.S. Government and Agency Obligations (Cost $36,827,500)				36,827,500
Total Investments (107.7%) (Cost $36,827,500)				36,827,500
Other Assets and Liabilities—Net (-7.7%)				(2,628,538)
Net Assets (100%)				34,198,962
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $36,827,500)	36,827,500
Investment in Vanguard	1,132
Receivables for Investment Securities Sold	100,500
Receivables for Accrued Income	3,492
Receivables for Capital Shares Issued	72,520
Other Assets	3,298
Total Assets	37,008,442
Liabilities
Due to Custodian	12
Payables for Investment Securities Purchased	2,751,735
Payables for Capital Shares Redeemed	56,522
Payables for Distributions	122
Payables to Vanguard	1,089
Total Liabilities	2,809,480
Net Assets	34,198,962
At February 28, 2022, net assets consisted of:

Paid-in Capital	34,199,570
Total Distributable Earnings (Loss)	(608)
Net Assets	34,198,962

Net Assets
Applicable to 34,196,530,379 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,198,962
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest	14,130
Total Income	14,130
Expenses
The Vanguard Group—Note B
Investment Advisory Services	328
Management and Administrative	12,563
Marketing and Distribution	2,269
Custodian Fees	78
Shareholders’ Reports	108
Trustees’ Fees and Expenses	9
Other Expenses	7
Total Expenses	15,362
Expense Reduction—Note B	(4,811)
Net Expenses	10,551
Net Investment Income	3,579
Realized Net Gain (Loss) on Investment Securities Sold	(525)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,054

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,579	10,437
Realized Net Gain (Loss)	(525)	25
Net Increase (Decrease) in Net Assets Resulting from Operations	3,054	10,462
Distributions
Total Distributions	(3,578)	(10,438)
Capital Share Transactions (at $1.00 per share)
Issued	8,430,305	20,291,516
Issued in Lieu of Cash Distributions	3,329	9,604
Redeemed	(9,978,061)	(23,104,196)
Net Increase (Decrease) from Capital Share Transactions	(1,544,427)	(2,803,076)
Total Increase (Decrease)	(1,544,951)	(2,803,052)
Net Assets
Beginning of Period	35,743,913	38,546,965
End of Period	34,198,962	35,743,913

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0001	.0003	.010	.022	.014	.005
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0003	.010	.022	.014	.005
Distributions
Dividends from Net Investment Income	(.0001)	(.0003)	(.010)	(.022)	(.014)	(.005)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0003)	(.010)	(.022)	(.014)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.03%	1.05%	2.25%	1.43%	0.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,199	$35,744	$38,547	$28,428	$18,911	$15,639
Ratio of Total Expenses to Average Net Assets[3]	0.06%	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.03%	0.95%	2.23%	1.43%	0.55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for the six months ended February 28, 2022 and 0.09% for the year ended August 31, 2021. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

Treasury Money Market Fund
may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $1,132,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended February 28, 2022, Vanguard's expenses were reduced by $4,811,000 (an effective annual rate of 0.03% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Treasury Money Market Fund
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	36,827,500
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $84,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q302 042022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2022

VANGUARD MONEY MARKET RESERVES

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 20, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.